CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 989,675	$ 143,489	¥ 805,047	¥ 585,762
Costs and expenses:
Cost of promotion and acquisition (including cost from related parties of nil, nil and RMB207 for the years ended December 31, 2020, 2021 and 2022, respectively)	(693,272)	(100,515)	(562,081)	(379,380)
Cost of operation (including cost from related parties of RMB2,102, RMB883 and RMB386 for the years ended December 31, 2020, 2021 and 2022, respectively)	(83,995)	(12,178)	(88,049)	(91,910)
Total cost of services	(777,267)	(112,693)	(650,130)	(471,290)
Sales and marketing expenses (including expenses from related parties of RMB206, RMB124 and nil for the years ended December 31, 2020, 2021 and 2022, respectively)	(134,308)	(19,473)	(143,460)	(128,600)
Research and development expenses (including expenses from related parties of RMB 1,480, RMB685 and RMB871 for the years ended December 31, 2020, 2021 and 2022, respectively)	(113,965)	(16,523)	(132,427)	(154,775)
General and administrative expenses	(102,831)	(14,909)	(137,533)	(136,581)
Impairment of goodwill and intangible assets acquired from business combination	(13,327)	(1,932)		(16,893)
Loss from operations	(152,023)	(22,041)	(258,503)	(322,377)
Net interest expenses	(3,724)	(540)	(4,193)	(2,290)
Others, net	20,578	2,984	58,020	11,238
Loss before income tax	(135,169)	(19,597)	(204,676)	(313,429)
Income tax benefits	918	133	582	1,283
Net loss	(134,251)	(19,464)	(204,094)	(312,146)
Less: net loss attributable to noncontrolling interests	(9,944)	(1,442)	(4,309)	(7,999)
Net loss attributable to Jianpu Technology Inc.	(124,307)	(18,022)	(199,785)	(304,147)
Accretion of mezzanine equity	(7,353)	(1,066)	0	0
Net loss attributable to Jianpu's shareholders	(131,660)	(19,088)	(199,785)	(304,147)
Foreign currency translation adjustments	53,349	7,735	(16,453)	(52,185)
Total other comprehensive income/(loss)	53,349	7,735	(16,453)	(52,185)
Total comprehensive loss	(80,902)	(11,729)	(220,547)	(364,331)
Less: total comprehensive income attributable to noncontrolling interests	(9,955)	(1,443)	(4,341)	(8,878)
Total comprehensive loss attributable to Jianpu Technology Inc.	(70,947)	(10,286)	(216,206)	(355,453)
Total comprehensive loss attributable to Jianpu's shareholders	¥ (78,300)	$ (11,352)	¥ (216,206)	¥ (355,453)
Net loss per share attributable to Jianpu's shareholders
Basic (in dollars per share) | (per share)	¥ (0.31)	$ (0.05)	¥ (0.47)	¥ (0.72)
Diluted (in dollars per share) | (per share)	¥ (0.31)	$ (0.05)	¥ (0.47)	¥ (0.72)
Weighted average number of shares
Basic (in shares)	424,031,623	424,031,623	423,661,496	423,096,353
Diluted (in shares)	424,031,623	424,031,623	423,661,496	423,096,353
ADS
Net loss per share attributable to Jianpu's shareholders
Basic (in dollars per share) | (per share)	¥ (6.21)	$ (1.48)	¥ (9.43)	¥ (14.38)
Diluted (in dollars per share) | (per share)	¥ (6.21)	$ (0.90)	¥ (9.43)	¥ (14.38)
Recommendation services
Revenues:
Total revenues	¥ 731,742	$ 106,092	¥ 575,242	¥ 404,381
Loans (including revenues from related parties of RMB4,757, RMB488 and RMB903 for the years ended December 31, 2020, 2021 and 2022, respectively)
Revenues:
Total revenues	258,069	37,416	167,483	109,814
Credit cards
Revenues:
Total revenues	473,673	68,676	407,759	294,567
Big data and system-based risk management services (including revenues from related parties of RMB3,626, RMB4,282 and RMB4,803 for the years ended December 31, 2020, 2021 and 2022, respectively)
Revenues:
Total revenues	96,917	14,052	130,408	144,227
Advertising, marketing and other services
Revenues:
Total revenues	¥ 161,016	$ 23,345	¥ 99,397	¥ 37,154